Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Held to Maturity Securities, Contractual Maturities) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Less Than One Year, Amortized Cost	$ 760,264
One – Five Years, Amortized Cost	13,588,753
Five – Ten Years, Amortized Cost	68,880,177
After Ten Years, Amortized Cost	103,683,888
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	420,876,924	430,241,854
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	420,876,924
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Less Than One Year, Fair Value	773,573
One – Five Years, Fair Value	13,819,295
Five – Ten Years, Fair Value	69,887,727
After Ten Years, Fair Value	106,367,232
Available-for-sale Securities, Fair Value Disclosure	429,700,540	431,003,452
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	429,700,540
Equity Securities
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	233,963,842	245,882,053
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Fair Value Disclosure	$ 238,852,713	$ 248,596,535